Investment Properties - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [abstract]
Rental income	₺ 14,690	₺ 14,445	₺ 17,932
Direct operating expense from investment property	₺ 0	₺ 0	₺ 706